Schedule of Tax Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
NYS Investment Tax Credit	$ 1,572,262	$ 1,565,784
MA R&D Credit	740,871	684,621
Lease Liability	406,638	434,052
Allowance for Current Expected Credit Losses	30,576	24,602
Net Operating Loss	461,055	241,766
Amortized Startup Costs	406,546	400,371
Amortization on Intangibles	766	700
Section 174 Capitalization	796,843	1,032,715
Inventory Reserve	134,137	105,610
Accrued Vacation		15,003
Business Interest Limitation	341,686	134,976
Valuation Allowance	(3,188,611)	(2,250,405)
Deferred Tax Assets	1,702,769	2,389,795
Deferred Tax Liabilities:
Right of Use Asset	(435,764)	(456,550)
Depreciation	(1,267,005)	(1,493,303)
Deferred Tax Liabilities:	(1,702,769)	(1,949,853)
Deferred Tax Assets (Liabilities), Net		$ 439,942